Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 9 – Employee Benefit Plans

The Company provides a contributory trusteed 401(k) deferred compensation and profit sharing plan, which covers substantially all employees. The Company agrees to match certain employee contributions under the 401(k) portion of the plan, while profit sharing contributions are discretionary and are subject to determination by the Board of Directors. Company contributions were $777, $717, and $608 for 2012, 2011, and 2010, respectively.

The Company self-insures employee health benefits. Stop loss insurance covers annual losses exceeding $125 per covered family. Management’s policy is to establish a reserve for claims not submitted by a charge to earnings based on prior experience. Charges to earnings were $1,799, $1,620, and $1,489 for 2012, 2011, and 2010, respectively.

The Company maintains deferred compensation plans for the benefit of certain directors and officers. Under the plans, the Company agrees in return for the directors and officers deferring the receipt of a portion of their current compensation, to pay a retirement benefit computed as the amount of the compensation deferred plus accrued interest at a variable rate. Accrued benefits payable totaled $2,003 and $2,240 at December 31, 2012 and 2011. Deferred compensation expense was $170, $183, and $223 for 2012, 2011, and 2010, respectively. In conjunction with the plans, the Company purchased life insurance on certain directors and officers.

The Company entered into early retirement agreements with certain officers of the Company during 2008, 2009, and 2010. Accrued benefits payable as a result of the agreements totaled $298 and $456 at December 31, 2012 and 2011, respectively. Expense associated with these agreements totaled $0, $72, and $135 during 2012, 2011, and 2010, respectively. The benefits under the agreements will be paid through 2017.

The Company acquired through previous bank mergers a noncontributory defined benefit pension plan with benefits based on years of service and compensation prior to retirement. The benefits under the plan were suspended in 1998.

Accumulated plan benefit information for the Company’s plan as of December 31, 2012 and 2011 was as follows:

	2012	2011
Changes in Benefit Obligation:
Obligation at Beginning of Year	$734	$712
Interest Cost	27	32
Benefits Paid	(33)	(33)
Actuarial (Gain) Loss	109	23
Obligation at End of Year	837	734

Changes in Plan Assets:
Fair Value at Beginning of Year	353	319
Actual Return on Plan Assets	1	1
Employer Contributions	78	66
Benefits Paid	(33)	(33)
Fair Value at End of Year	399	353

Funded Status:
Funded Status at End of Year	$(438)	$(381)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	2012	2011
Net Loss (Gain)	$360	$280
Prior Service Cost	13	14
	$373	$294

The accumulated benefit obligation was $837 and $734 at year-end 2012 and 2011, respectively.

Because the plan has been suspended, the projected benefit obligation and accumulated benefit obligation are the same. The accumulated benefit obligation for the defined benefit pension plan exceeds the fair value of the assets included in the plan.

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

	2012	2011	2010
Interest Cost	$27	$32	$34
Expected Return on Assets	(1)	(2)	(3)
Amortization of Transition Amount	—	—	—
Amortization of Prior Service Cost	1	1	(3)
Recognition of Net Loss	30	31	25
Net Periodic Benefit Cost	$57	$62	$53

Net Loss During the Period	110	24	43
Amortization of Unrecognized Loss	(30)	(30)	(25)
Amortization of Transition Cost	—	—	—
Amortization of Prior Service Cost	(1)	(1)	3
Total Recognized in Other Comprehensive Income	79	(7)	21

Total Recognized in Net Periodic Benefit Cost and Other
Comprehensive Income	$136	$55	$74

The estimated net loss, prior service costs, and net transition obligation (asset) for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $46, $2, and $0, respectively.

Assumptions

Weighted-average assumptions used to determine benefit obligations at year-end:

	2012	2011	2010
Discount Rate	3.25%	3.75%	4.60%
Rate of Compensation Increase (1)	N/A	N/A	N/A

Weighted-average assumptions used to determine net periodic pension cost:
	2,012	2,011	2,010
Discount Rate	3.75%	4.60%	5.29%
Expected Return on Plan Assets	0.25%	0.50%	1.00%
Rate of Compensation Increase (1)	N/A	N/A	N/A

(1)	Benefits under the plan were suspended in 1998; therefore, the weighted-average rate of increase in future compensation levels was not applicable for all years presented.

The expected return on plan assets was determined based upon rates that are expected to be available for future reinvestment of earnings and maturing investments along with consideration given to the current mix of plan assets.

Plan Assets

The Company’s defined benefit pension plan asset allocation at year-end 2012 and 2011 and target allocation for 2013 by asset category are as follows:

	Target	Percentage of Plan Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011

Cash	50%	100%	28%
Certificates of Deposit	50%	0%	72%
Total	100%	100%	100%

Plan benefits are suspended. Therefore, the Company has invested predominantly in relatively short-term investments over the past two years. No significant changes to investing strategies are anticipated.

Fair Value of Plan Assets
Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. Since plan assets consist of cash and certificates of deposit, there are no estimates or assumptions applied to determine fair value.

Postretirement Medical and Life Benefit Plan

The Company has an unfunded postretirement benefit plan covering substantially all of its employees. The medical plan is contributory with the participants’ contributions adjusted annually; the life insurance plans are noncontributory.

Changes in Accumulated Postretirement Benefit Obligations:	2012	2011
Obligation at the Beginning of Year	$624	$560
Unrecognized Loss (Gain)	43	57

Components of Net Periodic Postretirement Benefit Cost:
Service Cost	35	28
Interest Cost	24	25

Net Expected Benefit Payments	(35)	(46)
Obligation at End of Year	$691	$624

Components of Postretirement Benefit Expense:	2012	2011
Service Cost	$35	$28
Interest Cost	24	25
Net Postretirement Benefit Expense	59	53

Net Gain During Period Recognized in Other Comprehensive Income	—	—

Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income	$59	$53

Assumptions Used to Determine Net Periodic Cost and Benefit Obligations:

	2012	2011	2010
Discount Rate	3.41%	3.98%	4.72%

 Assumed Health Care Cost Trend Rates at Year-end:

	2012	2011
Health Care Cost Trend Rate Assumed for Next Year	8.00%	8.00%
Rate that the Cost Trend Rate Gradually Declines to	4.50%	4.50%
Year that the Rate Reaches the Rate it is Assumed to Remain at	2,019	2,018

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point	One-Percentage-Point
	Increase	Decrease
Effect on Total of Service and Interest Cost	$5	$(4)
Effect on Postretirement Benefit Obligation	$43	$(39)

Pension and Other Benefit Plans

Contributions

The Company expects to contribute $80 to its defined benefit pension plan and $50 to its postretirement medical and life insurance plan in 2013.

Estimated Future Benefits

The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension	Postretirement
Year	Benefits	Benefits
2,013	$123	$50
2,014	44	42
2,015	58	50
2,016	129	48
2,017	34	60
2018-2022	265	357